Lease Arrangements - Right of Use Assets - Carrying Amounts and Depreciation Charge (Detail)	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	$ 727,866
Additions to right-of-use assets	882,670
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	727,866
Depreciation charge for right-of-use assets	$ (267,948)